Document and Entity Information	0 Months Ended
Feb. 05, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 05, 2013
Registrant Name	BRANDES INVESTMENT TRUST
Central Index Key	0000926678
Amendment Flag	false
Document Creation Date	Feb. 05, 2013
Document Effective Date	Feb. 05, 2013
Prospectus Date	Jan. 31, 2013
Brandes Credit Focus Yield Fund | Brandes Credit Focus Yield Fund | Class I
Risk/Return:
Trading Symbol	BCFIX
Brandes Credit Focus Yield Fund | Brandes Credit Focus Yield Fund | Class A
Risk/Return:
Trading Symbol	BCFAX
Brandes Separately Managed Account Reserve Trust | Brandes Separately Managed Account Reserve Trust | Brandes Separately Managed Account Reserve Trust
Risk/Return:
Trading Symbol	SMARX